Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, equipment and software, net
Property, equipment and software, gross	¥ 2,198,443		¥ 1,872,419
Less: Accumulated depreciation	(1,291,203)		(927,193)
Less: Accumulated impairment	(20,780)
Property, equipment and software, net	886,460		945,226		$ 128,525
Depreciation expenses	421,345	$ 61,089	396,906	¥ 343,381
Impairment charges	21,560	$ 3,126	0	¥ 0
Cabinets
Property, equipment and software, net
Property, equipment and software, gross	1,159,455		1,059,963
Less: Accumulated impairment	(3,018)
Power banks
Property, equipment and software, net
Property, equipment and software, gross	833,257		675,611
Construction in progress
Property, equipment and software, net
Property, equipment and software, gross	150,654		103,157
Software
Property, equipment and software, net
Property, equipment and software, gross	23,039		14,982
Production tools
Property, equipment and software, net
Property, equipment and software, gross	13,847		9,625
Computer and electronic equipment
Property, equipment and software, net
Property, equipment and software, gross	13,445		4,543
Leasehold improvements
Property, equipment and software, net
Property, equipment and software, gross	3,902		3,722
Others
Property, equipment and software, net
Property, equipment and software, gross	¥ 844		¥ 816